Expense Example, No Redemption - BlackRock Mid Cap Dividend Fund - Investor C	Aug. 28, 2020 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 189
Expense Example, No Redemption, 3 Years	631
Expense Example, No Redemption, 5 Years	1,098
Expense Example, No Redemption, 10 Years	$ 2,393